CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING CASH FLOW
Profit before taxes	R$ 3,986,293	R$ 2,939,977	R$ 1,846,670
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	1,681,053	1,594,064	1,529,052
Provision for tax, civil and labor risks	204,795	153,977	176,609
Allowance for doubtful accounts	233,424	169,259	155,097
Interest on debts, inflation adjustment and exchange rate changes	919,836	1,117,742	1,863,311
Pension plan expense	112,603	89,909	113,898
Equity interests in associates and joint ventures	(349,090)	(334,198)	(312,390)
Impairment			20,437
Loss on disposal of noncurrent assets	189,566	216,275	132,195
Others	(121)	(27,052)	(18,111)
Adjustments to reconcile profit (loss)	6,978,359	5,919,953	5,506,768
DECREASE (INCREASE) IN OPERATING ASSETS
Consumers, concessionaires and licensees	(631,078)	(1,006,291)	(722,406)
Dividends and interest on capital received	331,754	311,347	730,178
Taxes recoverable	(174,263)	92,090	68,184
Escrow deposits	130,725	22,926	(248,128)
Sectorial financial asset	628,157	(846,216)	(425,004)
Receivables - amounts from the Energy Development Account - CDE / CCEE	36,240	59,196	(29,354)
Concession financial assets (transmission companies)			(56,665)
Other operating assets	(70,790)	(47,835)	91,607
INCREASE (DECREASE) IN OPERATING LIABILITIES
Trade payables	889,002	(848,880)	565,945
Other taxes and social contributions	10,344	(59,102)	(261,194)
Other liabilities with private pension plan	(144,494)	(107,668)	(79,724)
Regulatory charges	81,595	(430,944)	215,522
Tax, civil and labor risks paid	(484,153)	(215,873)	(206,788)
Sectorial financial liability	(25,696)	(64,361)	(1,089,592)
Payables - amounts provided by the CDE	(20,187)	71,779	17,544
Other operating liabilities	349,303	176,308	141,759
CASH FLOWS PROVIDED BY OPERATIONS	7,884,817	3,026,428	4,218,652
Interest paid on debts and debentures	(1,132,479)	(1,353,339)	(1,846,453)
Income tax and social contribution paid	(963,806)	(816,402)	(338,175)
NET CASH FROM OPERATING ACTIVITIES	5,788,530	856,686	2,034,024
INVESTING ACTIVITIES
Capital reduction (increase) in investees		(1,096)	91,599
Purchases of property, plant and equipment	(188,994)	(275,986)	(685,856)
Purchases of contract asset - in progress	(2,054,306)	(1,769,573)
Purchases of intangible assets	(19,147)	(16,864)	(1,884,577)
Securities, pledges and restricted deposits	(1,184,804)	(554,669)	(93,933)
Securities, pledges and restricted deposits - withdraw	378,560	767,500
Sale of noncurrent assets			26,807
Intragroup loans			36,639
NET CASH USED IN INVESTING ACTIVITIES	(3,068,691)	(1,850,688)	(2,509,321)
FINANCING ACTIVITIES
Capital increase by noncontrolling interests	3,622,305	7,994	(122,791)
Capital reduction (increase) in investees	(4,107,555)
Borrowings and debentures raised	5,256,705	9,610,814	3,398,084
Repayment of principal of borrowings and debentures	(7,136,612)	(10,204,257)	(5,273,261)
Repayment of derivatives	219,257	543,427	(102,641)
Dividends and interest on capital paid	(534,061)	(322,163)	(336,934)
Advance for future capital increase	12
Repayment of principal of intercompany loans	5,813
Repayment for business combinations			(2,514)
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(2,674,135)	(364,185)	(2,440,057)
NET INCREASE IN CASH AND CASH EQUIVALENTS	45,704	(1,358,187)	(2,915,354)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	1,891,457	3,249,642	6,164,997
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	R$ 1,937,163	R$ 1,891,457	R$ 3,249,642